Deferred Income - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2009 CNY (¥)
Accruals and deferred income [abstract]
Government subsidy received				¥ 15,000,000
Deferred income useful live	20 years
Non-current deferred income	¥ 7,699,000	$ 1,183	¥ 8,496,000
Current deferred income	¥ 797,000	$ 122	¥ 796,000